LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2018
Swiss Bank Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2019 (current maturity)	$382

Long-term portion:

2020	382
2021	382
2022	382
2023	382
Thereafter	13,747

Total	$15,275

Credit Suisse Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2019 (current maturity)	$2,031

Long-term portion:

2020	2,031
2021	2,031
2022	2,031
2023	2,031
Thereafter	77,497

Total	$85,621

DG HYP Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2019 (current maturity)	$480

Long-term portion:

2020	21,136

Total	$21,136

City National Bank of Florida Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2019 (current maturity)	$228

Long-term portion:

2020	$8,774